RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2019 and 2018:

		As of September 30,
Accounts	Name of related parties	2019	2018
Related party payables	Shareholder, HUANG Jian Cong	$1,323,734	$3,584,216
Related party payables	Other Affiliates of the Company	122,727	110,253
Due from Related Parties	Other Affiliates of the Company	110,990	22,278

This represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years end September 30, 2019 and 2018, the Company borrowed $1,323,734 and $3,584,216 from its shareholder, HUANG Jian Cong, which have a loan term from October 01, 2017 to September 30, 2020.